Subsequent Events - Additional Information (Details) - Shelf Prosectus Filed After Reporting Period	Feb. 07, 2018 USD ($)
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Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt and equity securities distribution	$ 500,000,000
Canada
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Shelf prospectus maturity period	25 months